SHARE-BASED COMPENSATION (Details 11)	1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 17, 2020	Dec. 26, 2020	Jun. 27, 2020	Jun. 29, 2019
Weighted Average Expected Stock Price Volatility	91.82%
MedMax Corp Redeemable Shares [Member] | Warrant One [Member]
Weighted Average Risk Free Annual Interest Rate		0.13%	2.20%	2.82%
Weighted Average Expected Annual Dividend Yield		0.00%	0.00%	0.00%
Weighted Average Expected Stock Price Volatility		92.06%	88.19%	82.93%
Weighted Average Expected Life OF Warrants		1 year	1 year	1 year